Taxation- Schedule of Loss Before Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Loss Before Income Tax Expense [Line Items]
Total loss before income tax expense	$ (12,812,567)	$ (11,271,548)
Singapore [Member]
Schedule of Loss Before Income Tax Expense [Line Items]
Total loss before income tax expense	(12,144,243)	(4,415,133)
Cayman [Member]
Schedule of Loss Before Income Tax Expense [Line Items]
Total loss before income tax expense	(384,095)	(6,856,415)
DRC [Member]
Schedule of Loss Before Income Tax Expense [Line Items]
Total loss before income tax expense	$ (284,229)